Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 2,594,888	$ 4,303,480	$ 372,011
Accounts receivable, net	176,328	295,626	187,659
Prepaid expenses and other current assets	311,567	328,612	51,532
Total current assets	3,082,783	4,927,718	611,202
Property and equipment, net	28,255	39,821	5,981
Capitalized software costs, net	478,129	659,092	589,584
Operating lease right-of-use asset	3,772
Other assets	3,525	3,525	3,000
TOTAL ASSETS	3,596,464	5,630,156	1,209,767
CURRENT LIABILITIES:
Accounts payable and accrued expenses	1,528,797	2,338,560	1,820,731
Deferred revenue	304,683	253,200	236,433
Accrued interest			135,715
Total current liabilities	1,833,480	2,591,760	2,192,879
Convertible note payable, net of debt discount			3,506,502
TOTAL LIABILITIES		2,591,760	5,699,381
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.0001 par value; 100,000,000 shares authorized, 4,061,882, 1,633,394 and 374,285 issued and outstanding as of September 30, 2019, December 31, 2018 and 2017, respectively	406	163	37
Additional paid in capital	35,192,968	32,791,951	5,115,158
Accumulated deficit	(33,430,391)	(29,753,721)	(9,604,897)
TOTAL STOCKHOLDERS' EQUITY	1,762,984	3,038,396	(4,489,614)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,596,464	5,630,156	1,209,767
Series Seed Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value			27
TOTAL STOCKHOLDERS' EQUITY			27
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value			61
TOTAL STOCKHOLDERS' EQUITY			61
Series H Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
TOTAL STOCKHOLDERS' EQUITY
Series H-1 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
Series H-2 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
Series H-3 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value
TOTAL STOCKHOLDERS' EQUITY
Series H-4 Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock value	1	3
TOTAL STOCKHOLDERS' EQUITY	$ 1	$ 3